UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 843-6161

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Destra Flaherty & Crumrine Preferred and Income Fund

Destra Wolverine Dynamic Asset Fund

Semi-Annual Report

March 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Destra Flaherty & Crumrine Preferred and Income Fund’s and Destra Wolverine Dynamic Asset Fund’s (each, a “Fund” and together, the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.destracapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from each Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) through the Fund’s transfer agent by calling toll-free at 844-9DESTRA (933-7872), or if you are a direct investor, by enrolling at www.destracapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 844-9DESTRA (933-7872) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Destra Fund Complex if you invest directly with the Fund.

Table of Contents

Fund Risk Disclosure	3
Overview of Fund Expenses	4
Schedules of Investments
Destra Flaherty & Crumrine Preferred and Income Fund	5
Destra Wolverine Dynamic Asset Fund	11
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Additional Information	25
Trust Information	26

2

Fund Risk Disclosure
As of March 31, 2019 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-advisor’s control or are subject to change, actual results could be materially different There is no guarantee that such forward-looking statements will come to pass.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 844-9DESTRA (933-7872) or access our website at www.destracapital.com.

3

Overview of Fund Expenses
As of March 31, 2019 (unaudited)

As a shareholder of the Destra Investment Trust, you incur advisory fees and other fund expenses. The expense examples below (the “Example”) are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 10/01/18 to 3/31/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Annualized Expense Ratio(1)	Expenses Paid During Period 10/1/18 – 3/31/19(1)
Destra Flaherty & Crumrine Preferred and Income Fund Class A
Actual	$1,000.00	$1,023.60	1.49%	$7.52
Hypothetical (5% return before expenses)	1,000.00	1,017.57	1.49%	7.49
Destra Flaherty & Crumrine Preferred and Income Fund Class C
Actual	1,000.00	1,019.80	2.24%	11.28
Hypothetical (5% return before expenses)	1,000.00	1,013.83	2.24%	11.25
Destra Flaherty & Crumrine Preferred and Income Fund Class I
Actual	1,000.00	1,025.00	1.24%	6.26
Hypothetical (5% return before expenses)	1,000.00	1,018.82	1.24%	6.24
Destra Wolverine Dynamic Asset Fund Class A
Actual	1,000.00	940.50	2.00%	9.69
Hypothetical (5% return before expenses)	1,000.00	1,015.01	2.00%	10.06
Destra Wolverine Dynamic Asset Fund Class C
Actual	1,000.00	937.00	2.75%	13.29
Hypothetical (5% return before expenses)	1,000.00	1,011.28	2.75%	13.80
Destra Wolverine Dynamic Asset Fund Class I
Actual	1,000.00	941.70	1.75%	8.48
Hypothetical (5% return before expenses)	1,000.00	1,016.26	1.75%	8.81

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period October 1, 2018 through March 31, 2019, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of March 31, 2019 (unaudited)

Shares or Principal Amount	Description	Moody’s Ratings	Value
	Preferred Securities – 74.5%

	Banks – 36.0%
	Bank of America Corp.,
2,000,000	5.125% to 06/17/19 then 3-Month USD Libor + 3.387%, Series V(1)(2)	Baa3	$1,995,926
350,000	5.875% to 03/15/28 then 3-Month USD Libor + 2.931%, Series FF(1)(2)	Baa3	355,644
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(1)(2)	Baa3	529,528
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(1)(2)	Baa3	2,121,170
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(1)(2)	Baa3	271,799
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(1)(2)	Baa3	4,912,453
	Citigroup, Inc.,
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(1)(2)	Ba1	4,655,509
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(1)(2)	Ba1	1,790,839
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(1)(2)	Ba1	2,928,947
16,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(1)(2)	Ba1	447,228
	Citizens Financial Group, Inc.,
1,750,000	5.500% to 04/06/20 then 3-Month USD Libor + 3.960%, Series A(1)(2)	BB+(3)	1,767,859
150,000	6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(1)(2)	BB+(3)	3,937,500
	CoBank ACB,
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1)(2)(4)	BBB+(3)	1,220,265
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F(1)(2)(4)	BBB+(3)	867,300
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1)(2)(4)	BBB+(3)	527,500
24,516	Fifth Third Bancorp, 6.625% to 12/31/23 then 3-Month USD Libor + 3.710%, Series I(1)(2)	Baa3	660,706
Shares or Principal Amount	Description	Moody’s Ratings	Value
	Banks (continued)
8,000	First Horizon National Corp., 6.200%, Series A(2)	Ba2	$208,160
103,105	Goldman Sachs Group, Inc., 6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(1)(2)	Ba1	2,803,425
74,593	Huntington Bancshares, Inc., 6.250%, Series D(2)	Baa3	1,949,115
	JPMorgan Chase & Co.,
4,704,000	6.221%, 3-Month USD Libor + 3.470%, Series I(2)(5)	Baa2	4,734,458
1,400,000	6.750% to 02/01/24 then 3-Month USD Libor + 3.780%, Series S(1)(2)	Baa2	1,535,681
	KeyCorp,
4,350,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(1)(2)	Baa3	4,258,802
30,800	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(1)(2)	Baa3	821,128
2,500,000	Lloyds Bank PLC, 12.000% to 12/16/24 then 3-Month USD Libor + 11.756% (1)(2)(4)	Baa3	3,007,742
700,000	M&T Bank Corp., 6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(1)(2)	Baa2	745,910
45,761	MB Financial, Inc., 6.000%, Series C(2)	Baa3	1,123,433
	Morgan Stanley,
171,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(1)(2)	Ba1	4,390,804
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(1)(2)	Ba1	645,389
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(1)(2)	Ba1	4,548,425
165,285	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(1)(2)	Ba1	4,269,312
106,311	People’s United Financial, Inc., 5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A(1)(2)	Ba1	2,639,702

See accompanying Notes to Financial Statements.

5

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2019 (unaudited)

Shares or Principal Amount	Description	Moody’s Ratings	Value
	Banks (continued)
74,300	Regions Financial Corp., 6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(1)(2)	Ba1	$1,988,268
1,250	Sovereign Real Estate Investment Trust, 12.000%, Series A(2)(4)	Ba1	1,401,819
20,402	Sterling Bancorp, 6.500%, Series A(2)	NR(6)	543,713
2,569,000	SunTrust Banks, Inc., 5.050% to 06/15/22 then 3-Month USD Libor + 3.102%, Series G(1)(2)	Baa3	2,518,326
72,679	Texas Capital Bancshares, Inc., 6.500%, Series A(2)	Ba2	1,885,293
	Valley National Bancorp,
2,022	5.500% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(1)(2)	BB(3)	50,429
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(1)(2)	BB(3)	823,867
	Wells Fargo & Co.,
12,700	5.850% to 09/15/23 then 3-Month USD Libor + 3.090%, Series Q(1)(2)	Baa2	330,835
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(1)(2)	Baa2	1,665,126
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R(1)(2)	Baa2	552,600
267	7.500%, Series L(2)(7)	Baa2	345,057
	Zions Bancorp NA,
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(1)(2)	BB+(3)	42,165
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G(1)(2)	BB+(3)	53,420
			78,872,577

	Financial Services – 2.0%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(1)(4)	Ba1	457,313
590,000	E*TRADE Financial Corp., 5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series B(1)(2)	Ba2	560,845
Shares or Principal Amount	Description	Moody’s Ratings	Value
	Financial Services (continued)
	General Motors
560,000	Financial Co., Inc., 5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(1)(2)	Ba2	$491,526
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(1)(2)	Ba2	553,065
25,213	Legg Mason, Inc., 6.375%, 03/15/56	Baa2	659,824
	Stifel Financial Corp.,
40,000	6.250%, Series A(2)	BB-(3)	1,064,000
21,000	6.250%, Series B(2)	BB-(3)	539,070
			4,325,643

	Insurance – 21.9%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,587,384
1,515,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58(1)	Baa2	1,824,022
	Arch Capital Group, Ltd.,
13,000	5.250%, Series E(2)	Baa3	299,520
22,247	5.450%, Series F(2)	Baa3	539,267
	Aspen Insurance Holdings, Ltd.,
25,000	5.625%(2)	Baa3	605,250
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(1)(2)	Baa3	501,669
183,598	Axis Capital Holdings, Ltd., 5.500%, Series E(2)	Baa3	4,375,140
8,000,000	Catlin Insurance Co., Ltd., 5.736%, 3-Month USD Libor + 2.975%(2)(4)(5)	A-(3)	7,851,800
100,435	Delphi Financial Group, Inc., 5.874%, 3-Month USD Libor + 3.190%, 05/15/37(5)	BBB-(3)	2,322,559
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(1)(2)	BB+(3)	1,156,338
196,000	Everest Reinsurance Holdings, Inc., 5.069%, 3-Month USD Libor + 2.385%, 05/15/37(5)	Baa2	176,191
7,103,000	Liberty Mutual Group, Inc., 7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37(1)(4)	Baa3	8,143,128

See accompanying Notes to Financial Statements.

6

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2019 (unaudited)

Shares or Principal Amount	Description	Moody’s Ratings	Value
	Insurance (continued)
	MetLife, Inc.,
375,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(1)(4)	Baa2	$504,913
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39(1)	Baa2	2,928,221
	PartnerRe, Ltd.,
141,538	5.875%, Series I(2)	Baa2	3,685,650
49,212	7.250%, Series H(2)	Baa2	1,332,169
3,250,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	3,417,164
111,000	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56(1)	Baa2	2,958,150
23,593	Torchmark Corp., 6.125%, 06/15/56	Baa2	625,451
	W.R. Berkley Corp.,
63,677	5.750%, 06/01/56	Baa2	1,604,024
65,000	5.900%, 03/01/56	Baa2	1,676,350
			48,114,360
	Utilities – 7.4%
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(1)(2)	Ba1	656,875
90,000	CMS Energy Corp., 5.875%, 03/01/79	Baa2	2,317,500
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	3,657,121
1,810,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 16-A(1)	Ba2	1,934,845
79,020	Integrys Holding, Inc., 6.000% to 08/01/23 then 3-Month USD Libor + 3.220%, 08/01/73(1)	Baa2	2,074,275
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(1)(2)	Ba1	278,587
62,604	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(1)(2)	Ba1	1,402,330
192,087	SCE Trust VI, 5.000%, Series L(2)	Ba1	3,947,388
			16,268,921
Shares or Principal Amount	Description	Moody’s Ratings	Value
	Energy – 4.9%
	DCP Midstream LP,
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(1)(2)	B1	$1,277,542
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(1)(2)	B1	94,887
1,000,000	Enbridge, Inc., 6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 16-A(1)	Ba1	993,975
	Energy Transfer Operating LP,
210,480	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(1)(2)	Ba2	5,182,018
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(1)(2)	Ba2	40,800
	Transcanada Trust,
1,250,000	5.300% to 03/15/27 then 3-Month USD Libor + 3.208%, 03/15/77, Series 17-A(1)	Baa2	1,170,594
2,000,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A(1)	Baa2	2,032,050
			10,791,866
	Miscellaneous – 2.0%
450,000	BHP Billiton Finance USA, Ltd., 6.750% to 10/20/25 then USD 5 Year Swap + 5.093%, 10/19/75(1)(4)	Baa1	498,836
	Land O’ Lakes, Inc.,
700,000	7.250%, Series B(2)(4)	BB(3)	689,500
3,115,000	8.000%, Series A(2)(4)	BB(3)	3,224,025
			4,412,361

	Communications – 0.3%
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79(1)	Ba1	711,565
			711,565
	Total Preferred Securities
	(Cost $161,436,428)		163,497,293

See accompanying Notes to Financial Statements.

7

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2019 (unaudited)

Shares or Principal Amount	Description	Moody’s Ratings	Value
	Contingent Capital Securities – 20.4%

	Banks – 18.6%
4,918,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)(4)	Baa2	$5,211,580
2,600,000	Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(1)(2)	Ba2	2,322,931
640,000	Banco Mercantil del Norte SA, 7.625% to 01/10/28 then US 10 Year Tsy + 5.353%(1)(2)(4)	Ba2	643,200
8,247,000	Barclays PLC, 7.875% to 03/15/22 then USD 5 Year Swap + 6.772%(1)(2)	Ba3	8,548,114
	BNP Paribas SA,
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)(4)	Ba1	3,186,585
1,000,000	7.625% to 03/30/21 then USD 5 Year Swap + 6.314%(1)(2)(4)	Ba1	1,049,140
500,000	Credit Agricole SA, 8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)(4)	Ba1	562,975
	HSBC Holdings PLC,
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746% (1)(2)	Baa3	322,717
400,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606% (1)(2)	Baa3	396,374
5,918,000	6.875% to 06/01/21 then USD 5 Year Swap + 5.514% (1)(2)	Baa3	6,179,221
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703% (1)(2)(4)	Ba1	1,414,080
	Societe Generale SA,
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929% (1)(2)(4)	Ba2	230,859
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238% (1)(2)(4)	Ba2	3,618,125
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873% (1)(2)(4)	Ba2	797,584
Shares or Principal Amount	Description	Moody’s Ratings	Value
	Banks (continued)
	Standard Chartered PLC,
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301% (1)(2)(4)	Ba1	$4,389,000
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723% (1)(2)(4)	Ba1	262,021
1,600,000	UBS Group Funding Switzerland AG, 7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1)(2)(4)	Ba1	1,624,984
			40,759,490

	Financial Services – 0.2%
500,000	Credit Suisse Group AG, 7.250% to 09/12/25 then USD 5 Year Swap + 4.332% (1)(2)(4)	Ba2	502,612
			502,612

	Insurance – 1.6%
3,150,000	QBE Insurance Group, Ltd., 7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(1)(4)	Baa1	3,418,459
			3,418,459

	Total Contingent Capital Securities
	(Cost $44,530,590)		44,680,561

	Corporate Debt Securities – 1.7%

	Banks – 1.1%
100,000	CIT Group, Inc., 6.125%, 03/09/28	Ba1	111,500
84,800	Texas Capital Bancshares, Inc., 6.500%, 09/21/42	Baa3	2,242,960
			2,354,460
	Financial Services – 0.1%
11,000	B. Riley Financial, Inc., 7.500%, 05/31/27	NR(6)	275,220
			275,220
	Communications – 0.5%
	Qwest Corp.,
12,347	6.500%, 09/01/56	Ba2	282,623
36,585	6.750%, 06/15/57	Ba2	876,576
			1,159,199

	Total Corporate Debt Securities
	(Cost $3,699,332)		3,788,879

See accompanying Notes to Financial Statements.

8

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2019 (unaudited)

Shares or Principal Amount	Description	Moody’s Ratings	Value
	Short-Term Investments – 2.8%

	Money Market Funds – 2.8%
6,222,348	Fidelity Investments Money Market Treasury Portfolio – Class I, 2.29%(8)		$6,222,348
			6,222,348

	Total Short-Term Investments
	(Cost $6,222,348)		6,222,348
	Total Investments – 99.4%
	(Cost $215,888,698)		218,189,081
	Other Assets in Excess of Liabilities – 0.6%		1,262,244
	Total Net Assets – 100.0%		$219,451,325

(1)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Rating assigned by S&P Global Ratings (“S&P”).
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
(5)	The interest rate shown reflects the rate in effect as of March 31, 2019.
(6)	Security is unrated by Moody’s, S&P and Fitch.
(7)	Convertible security.
(8)	The rate is the annualized seven-day yield as of March 31, 2019.

Libor – London Interbank Offered Rate

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

Tsy – United States Government Treasury Yield

Summary by Country	Fair Value	% of Net Assets
Australia	$10,542,955	4.8%
Bermuda	20,346,803	9.3
Canada	6,131,464	2.8
France	9,445,268	4.3
Mexico	643,200	0.3
Spain	2,322,931	1.0
Switzerland	2,127,597	1.0
United Kingdom	23,816,753	10.8
United States	142,812,110	65.1
Total Investments	218,189,081	99.4
Other Assets in Excess of Liabilities	1,262,244	0.6
Net Assets	$219,451,325	100.0%

See accompanying Notes to Financial Statements.

9

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2019 (unaudited)

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2019. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 3 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$38,910,888	$39,961,689	$–	$78,872,577
Financial Services	2,262,894	2,062,749	–	4,325,643
Insurance	19,358,978	28,755,382	–	48,114,360
Utilities	7,667,218	8,601,703	–	16,268,921
Energy	5,317,705	5,474,161	–	10,791,866
Miscellaneous	–	4,412,361	–	4,412,361
Communications	–	711,565	–	711,565
Contingent Capital Securities
Banks	–	40,759,490	–	40,759,490
Financial Services	–	502,612	–	502,612
Insurance	–	3,418,459	–	3,418,459
Corporate Debt Securities
Banks	2,242,960	111,500	–	2,354,460
Financial Services	275,220	–	–	275,220
Communications	1,159,199	–	–	1,159,199
Short-Term Investments
Money Market Funds	6,222,348	–	–	6,222,348
Total Investments in Securities	$83,417,410	$134,771,671	$–	$218,189,081

See accompanying Notes to Financial Statements.

10

Destra Wolverine Dynamic Asset Fund
Schedule of Investments (consolidated)
As of March 31, 2019 (unaudited)

Shares		Value

	Investment Companies – 80.6%

	Commodity Fund† – 0.0%
23	Invesco DB Commodity Index Tracking Fund	$366
		366
	Debt Fund – 10.4%
26,347	iShares Core U.S. Aggregate Bond ETF	2,873,667
22,360	SPDR Portfolio Aggregate Bond ETF	638,155
35,378	Vanguard Total Bond Market ETF	2,871,986
		6,383,808
	Equity Fund – 70.2%
36,582	iShares Core MSCI Emerging Markets ETF	1,891,655
889	iShares Europe ETF	38,574
1,952	iShares MSCI Emerging Markets ETF	83,780
1,494	iShares MSCI Eurozone ETF	57,668
13	iShares MSCI Japan ETF	711
74,076	iShares Russell 1000 Growth ETF	11,212,143
26,350	iShares Russell 1000 Value ETF	3,253,962
5,100	iShares Russell 2000 Value ETF	611,490
3,816	iShares S&P 500 Growth ETF	657,726
3,203	iShares S&P 500 Value ETF	361,106
19,990	iShares U.S. Real Estate ETF	1,739,930
9,437	SPDR Portfolio Emerging Markets ETF	337,467
44,706	Vanguard FTSE Emerging Markets ETF	1,900,005
5,377	Vanguard FTSE Europe ETF	288,261
8,422	Vanguard Growth ETF	1,317,369
179,844	Vanguard Real Estate ETF	15,630,242
33,473	Vanguard Value ETF	3,602,699
		42,984,788
	Total Investment Companies
	(Cost $47,420,879)	49,368,962
Shares		Value

	Short-Term Investments – 14.7%

	Money Market Funds – 14.7%
9,012,542	Fidelity Investments Money Market Treasury Portfolio – Class I, 2.29%(1)	9,012,542
		9,012,542

	Total Short-Term Investments
	(Cost $9,012,542)	9,012,542
	Total Investments – 95.3%
	(Cost $56,433,421)	58,381,504
	Other Assets in Excess of Liabilities – 4.7%	2,874,732
	Total Net Assets – 100.0%	$61,256,236

†	The Consolidated Portfolio of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
(1)	The rate is the annualized seven-day yield as of March 31, 2019.

ETF – Exchange Traded Fund

SPDR – Standard & Poor’s Depository Receipts

Summary by Country	Fair Value	% of Net Assets
United States	$58,381,504	95.3%
Total Investments	58,381,504	95.3
Other Assets in Excess of Liabilities	2,874,732	4.7
Net Assets	$61,256,236	100.0%

Futures contracts outstanding as of March 31, 2019:

Open Futures Contracts	Broker	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
Long Futures Contracts
Australian Dollar	Goldman Sachs & Co	Jun-19	50	$3,538,868	$3,554,500	$15,632
Gold	Goldman Sachs & Co	Jun-19	52	6,860,906	6,752,200	(108,706)
Total net unrealized depreciation						$(93,074)

Cash posted as collateral to broker for futures contracts was $3,165,981 at March 31, 2019.

See accompanying Notes to FInancial Statements.

11

Destra Wolverine Dynamic Asset Fund
Schedule of Investments (consolidated) (continued)
As of March 31, 2019 (unaudited)

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2019. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 3 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment Companies(1)	$49,368,962	$—	$—	$49,368,962
Short-Term Investments	9,012,542	—	—	9,012,542
Total Investments	$58,381,504	$—	$—	$58,381,504

(1)	All sub-categories represent Level 1 evaluation status.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments. The amounts are the net unrealized appreciation/(depreciation) on the investment as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Derivatives
Futures Contracts	$(93,074)	$—	$—	$(93,074)
Total Derivatives	$(93,074)	$—	$—	$(93,074)

See accompanying Notes to Financial Statements.

12

Statements of Assets and Liabilities
March 31, 2019 (unaudited)

	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Wolverine Dynamic Asset Fund (Consolidated)
Assets:
Investments at fair value	$218,189,081	$58,381,504
Cash	39	230
Deposits held at broker for futures	—	3,165,981
Receivables:
Investments sold	—	628,686
Interest	1,724,087	27,164
Dividends	380,367	138,995
Capital stock sold	273,574	—
Receivable for daily variation margin	—	28,870
Prepaid expenses	29,585	15,725
Total assets	220,596,733	62,387,155

Liabilities:
Payables:
Investments purchased	700,000	1,025,342
Capital stock redeemed	163,000	—
Due to adviser (See Note 4)	138,662	41,320
Transfer agent fees and expenses	47,673	24,624
Distribution fees	27,990	1,103
Accounting and administrative fees	24,039	17,596
Professional fees	15,183	10,742
Custody fees	7,727	8,856
Chief compliance officer fees	3,049	912
Accrued other expenses	18,085	424
Total liabilities	1,145,408	1,130,919
Net assets	$219,451,325	$61,256,236

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$216,261,134	$60,176,132
Total distributable earnings	3,190,191	1,080,104
Net assets	$219,451,325	$61,256,236

Net assets:
Class I	$163,436,511	$58,407,906
Class A	28,790,153	2,056,173
Class C	27,224,661	792,157
Total net assets	$219,451,325	$61,256,236

Shares outstanding:
Class I	9,309,526	5,774,040
Class A	1,633,759	203,507
Class C	1,538,243	79,871

Net Asset Value Per Share
Class I	$17.56	$10.12
Class A	17.62	10.10
Maximum Offering Price Per Share(1)	18.45	10.58
Class C	17.70	9.92

Total investments, at cost	$215,888,698	$56,433,421

(1)	Includes a sales charge of 4.5%.

See accompanying Notes to Financial Statements.

Statements of Operations
For the six months ended March 31, 2019 (unaudited)

	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Wolverine Dynamic Asset Fund (Consolidated)
Investment income:
Interest income	$3,822,035	$288,737
Dividend income	2,578,105	517,230
Total investment income	6,400,140	805,967

Expenses:
Advisory fees	769,731	364,692
Transfer agent fees and expenses	248,778	64,943
Accounting and administrative fees	81,728	44,813
Professional fees	56,252	33,258
Trustee fees	23,548	14,058
Chief financial officer fees	21,608	6,371
Chief compliance officer fees	18,496	6,298
Insurance expense	14,745	3,638
Custodian fees	11,932	18,433
Shareholder reporting fees	9,920	3,307
Registration fees	8,312	7,026
Distribution fees Class C	137,028	3,852
Distribution fees Class A	34,337	2,770
Other expenses	8,319	3,023
Total expenses	1,444,734	576,482

Expenses waived and reimbursed from adviser (See Note 4)	—	(38,012)
Net expenses	1,444,734	538,470
Net investment income	4,955,406	267,497

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(165,833)	(201,895)
Futures contracts	—	(394,137)
Total net realized loss	(165,833)	(596,032)
Net change in unrealized appreciation (depreciation) on:
Investments	(182,968)	(3,339,026)
Futures contracts	—	(171,760)
Total net change in unrealized depreciation	(182,968)	(3,510,786)
Net realized and unrealized loss	(348,801)	(4,106,818)
Net increase (decrease) in net assets resulting from operations	$4,606,605	$(3,839,321)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Destra Flaherty & Crumrine Preferred and Income Fund		Destra Wolverine Dynamic Asset Fund (Consolidated)
	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase in net assets resulting from operations
Net investment income (loss)	$4,955,406	$11,082,040	$267,497	$(73,632)
Net realized gain (loss)	(165,833)	2,646,383	(596,032)	4,557,107
Net change in unrealized appreciation (depreciation)	(182,968)	(14,344,779)	(3,510,786)	(206,139)
Net increase (decrease) in net assets resulting from operations	4,606,605	(616,356)	(3,839,321)	4,277,336

Distribution to shareholders
Class A	(862,673)	(2,216,434)	(158,824)	(9,402)
Class C	(771,586)	(1,340,915)	(57,931)	(7,463)
Class I	(4,886,044)	(9,108,011)	(4,233,643)	(875,665)
Total distributions to shareholders	(6,520,303)	(12,665,360)	(4,450,398)	(892,530)

Capital transactions:
Proceeds from shares sold
Class A	8,246,690	12,485,644	54,713	1,786,498
Class C	1,320,918	6,048,686	160,000	95,800
Class I	49,862,792	70,299,728	545,907	2,089,479
Reinvestment of distribution
Class A	706,308	1,611,988	155,367	9,402
Class C	591,306	977,777	56,068	7,463
Class I	3,877,904	7,210,681	4,233,470	875,665
Cost of shares redeemed
Class A	(10,770,476)	(48,361,885)	(295,990)	(8,103)
Class C	(4,295,604)	(8,164,312)	(15,540)	(2,474)
Class I	(47,129,437)	(104,799,719)	(520,088)	(135,254)
Net increase in net assets from capital transactions	2,410,401	(62,691,412)	4,373,907	4,718,476

Total increase (decrease) in net assets	496,703	(75,973,128)	(3,915,812)	8,103,282

Net assets
Beginning of period	218,954,622	294,927,750	65,172,048	57,068,766
End of period	$219,451,325	$218,954,622	$61,256,236	$65,172,048

Capital share transactions:
Shares sold
Class A	474,596	680,385	4,984	154,679
Class C	76,435	325,360	14,912	8,448
Class I	2,924,258	3,848,790	50,038	180,246
Shares reinvested
Class A	41,922	88,399	16,067	839
Class C	35,080	53,526	5,896	671
Class I	230,728	397,773	437,342	78,115
Shares redeemed
Class A	(626,085)	(2,633,565)	(28,908)	(708)
Class C	(248,136)	(444,378)	(1,594)	(220)
Class I	(2,756,803)	(5,746,695)	(53,160)	(11,938)
Net increase (decrease) from capital share transactions	151,995	(3,430,405)	445,577	410,132

See accompanying Notes to Financial Statements.

Financial Highlights
For a share of common stock outstanding throughout the period indicated.

Destra Flaherty & Crumrine Preferred and Income Fund
					Distributions						Ratios to average net assets(5)
Period ended September 30,	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total from investment operations	to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Redemption fees	Net asset value, end of period	Total return(2)(3)	Gross expenses	Net expenses(4)	Net investment income (loss)(4)	Net assets, end of period (in thousands)	Portfolio turnover rate(2)
Class A
2019(6)	$17.79	$0.41	$(0.02)	$0.39	$(0.40)	$(0.16)	$(0.56)	$—	$17.62	2.36%	1.49%	1.49%	4.74%	$28,790	11%
2018	18.75	0.79	(0.85)	(0.06)	(0.80)	(0.10)	(0.90)	—	17.79	(0.29)	1.43	1.43	4.29	31,021	7
2017	18.20	0.77	0.55	1.32	(0.77)	—	(0.77)	—	18.75	7.46	1.50	1.50	4.24	67,639	18
2016	17.07	0.78	1.03	1.81	(0.68)	—	(0.68)	—	18.20	10.84	1.46	1.46	4.46	78,613	13
2015	16.94	0.84	0.06	0.90	(0.77)	—	(0.77)	—	17.07	5.38	2.12	1.50	4.86	21,718	29
2014	15.98	0.84	0.96	1.80	(0.84)	— (7)	(0.84)	—	16.94	11.49	2.26	1.50	5.08	12,532	27
Class C
2019(6)	17.87	0.34	(0.02)	0.32	(0.33)	(0.16)	(0.49)	—	17.70	1.98	2.24	2.24	3.98	27,225	11
2018	18.83	0.66	(0.85)	(0.19)	(0.67)	(0.10)	(0.77)	—	17.87	(1.02)	2.17	2.17	3.60	29,932	7
2017	18.28	0.64	0.54	1.18	(0.63)	—	(0.63)	—	18.83	6.64	2.25	2.25	3.51	32,764	18
2016	17.14	0.65	1.04	1.69	(0.55)	—	(0.55)	—	18.28	10.03	2.20	2.20	3.69	29,023	13
2015	17.00	0.71	0.07	0.78	(0.64)	—	(0.64)	—	17.14	4.64	2.69	2.25	4.09	8,408	29
2014	16.03	0.75	0.93	1.68	(0.71)	—	(0.71)	—	17.00	10.68	3.10	2.25	4.47	5,327	27
Class I
2019(6)	17.73	0.43	(0.02)	0.41	(0.42)	(0.16)	(0.58)	—	17.56	2.50	1.24	1.24	4.99	163,436	11
2018	18.68	0.83	(0.83)	0.00	(0.85)	(0.10)	(0.95)	—	17.73	0.02	1.18	1.18	4.59	158,002	7
2017	18.14	0.82	0.53	1.35	(0.81)	—	(0.81)	—	18.68	7.70	1.25	1.25	4.48	194,525	18
2016	17.00	0.83	1.03	1.86	(0.73)	—	(0.73)	0.01	18.14	11.24	1.19	1.19	4.75	129,427	13
2015	16.86	0.88	0.06	0.94	(0.82)	—	(0.82)	0.02	17.00	5.77	1.47	1.22	5.10	29,417	29
2014	15.89	0.92	0.92	1.84	(0.88)	—	(0.88)	0.01	16.86	11.93	1.64	1.22	5.58	22,260	27

(1)	Based on average shares outstanding during the period.
(2)	Not annualized for periods less than one year.
(3)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge or contingent deferred sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(4)	The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 4).
(5)	Annualized for periods less than one year.
(6)	For the six months ended March 31, 2019 (Unaudited).
(7)	Greater than $0.000, but less than $0.005.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
For a share of common stock outstanding throughout the period indicated.

Destra Wolverine Dynamic Asset Fund (Consolidated)*
					Distributions						Ratios to average net assets(5)
Period ended September 30,	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total from investment operations	to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Redemption fees	Net asset value, end of period	Total return(2)(3)	Gross expenses	Net expenses(4)	Net investment income (loss)(4)	Net assets, end of period (in thousands)	Portfolio turnover rate(2)
2019(6)	$11.59	$0.03	$(0.75)	$(0.72)	$0.00	$(0.77)	$(0.77)	$—	$10.10	(5.95)%	2.13%	2.00%	0.59%	$2,056	246%
2018	10.97	(0.02)	0.81	0.79	(0.03)	(0.14)	(0.17)	—	11.59	7.21	2.07	2.00	(0.18)	2,451	224
2017	10.21	0.01	1.01	1.02	(0.26)	—	(0.26)	—	10.97	10.22	2.23	2.00	0.09	620	250
2016(7)	10.00	(0.01)	0.24	0.23	— (8)	(0.02)	(0.02)	—	10.21	2.27	2.42	2.00	(0.07)	534	424
Class C
2019(6)	11.44	— (8)	(0.75)	(0.75)	0.00	(0.77)	(0.77)	—	9.92	(6.30)	2.88	2.75	(0.03)	792	246
2018	10.89	(0.12)	0.82	0.70	(0.01)	(0.14)	(0.15)	—	11.44	6.42	2.85	2.75	(1.06)	694	224
2017	10.13	(0.07)	1.01	0.94	(0.18)	—	(0.18)	—	10.89	9.48	2.98	2.75	(0.66)	564	250
2016(7)	10.00	(0.08)	0.23	0.15	—	(0.02)	(0.02)	—	10.13	1.46	3.16	2.75	(0.84)	515	424
Class I
2019(6)	11.62	0.05	(0.76)	(0.71)	(0.02)	(0.77)	(0.79)	—	10.12	(5.83)	1.88	1.75	0.90	58,408	246
2018	10.97	(0.01)	0.84	0.83	(0.04)	(0.14)	(0.18)	—	11.62	7.55	1.85	1.75	(0.11)	62,027	224
2017	10.21	0.03	1.01	1.04	(0.28)	—	(0.28)	—	10.97	10.49	1.98	1.75	0.33	55,884	250
2016(7)	10.00	0.02	0.24	0.26	(0.03)	(0.02)	(0.05)	—	10.21	2.53	2.16	1.75	0.16	50,375	424

*	Formerly Destra Wolverine Alternative Opportunities Fund.
(1)	Based on average shares outstanding during the period.
(2)	Not annualized for periods less than one year.
(3)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge or contingent deferred sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(4)	The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 4).
(5)	Annualized for periods less than one year.
(6)	For the six months ended March 31, 2019 (Unaudited).
(7)	Reflects operations for the period from October 7, 2015 (inception date) to September 30, 2016.
(8)	Greater than $0.000, but less than $0.005.

See accompanying Notes to Financial Statements.

Notes to the Financial Statements
March 31, 2019 (unaudited)

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010 as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2019, the Trust consisted of two series (collectively, the “Funds” and each individually a “Fund”):

Fund	Diversification Classification
Destra Flaherty & Crumrine Preferred and Income Fund (“Preferred and Income Fund”)	Diversified
Destra Wolverine Dynamic Asset Fund (“Dynamic Asset Fund”)	Non-Diversified

The Preferred and Income Fund’s investment objective is to seek total return with an emphasis on high current income. The Dynamic Asset Fund’s investment objective is to seek long-term capital appreciation by investment in broad assets classes. Each Fund currently offers three classes of shares, Classes A, C, and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies. The Funds follow the accounting and reporting guidance in FASB Accounting Standard Codification 946.

2. CONSOLIDATION OF SUBSIDIARIES

The Destra Wolverine Asset Subsidiary (the “Subsidiary”), a Cayman Islands exempted company, is a wholly-owned subsidiary of Dynamic Asset Fund.

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Dynamic Asset Fund include the accounts of its Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

A summary of Dynamic Asset Fund’s investment in its Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2019	% of Fund’s Total Net Assets at March 31, 2019
Dynamic Asset Fund	October 7, 2015	$8,933,816	14.6%

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds:

(a) Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds value these securities at fair value as determined in accordance with procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”.

Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation

Notes to the Financial Statements
March 31, 2019 (unaudited) (continued)

of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Futures contracts generally will be valued at the settlement or closing price determined by the applicable exchange.

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Funds have the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ valuation policies and procedures are approved by the Board of Trustees.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Allocation of Income and Expenses

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(d) Cash and Cash Equivalents

Cash and cash equivalents includes US dollar deposits at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

(e) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(f) Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders. The Preferred and Income Fund expects to pay monthly distributions and Dynamic Asset Fund expects to pay annual distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”).

Notes to the Financial Statements
March 31, 2019 (unaudited) (continued)

g) Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

4. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Pursuant to an Investment Advisory Agreement (the “Agreement”) between each Fund and Destra Capital Advisors LLC, the Fund’s investment advisor (the “Advisor”), subject to the oversight of the Trust’s Board of Trustees, the Advisor is responsible for managing the investment and reinvestment of the assets of each Fund in accordance with each Fund’s respective investment objectives and policies and limitations and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The Advisor receives an annual fee payable monthly, at an annual rate of 0.75% and 1.20% respectively, of the average daily net assets of the Preferred and Income Fund and Dynamic Asset Fund.

The Trust and the Advisor have a fee waiver and expense arrangement whereby the Advisor has agreed to waive its fee and/or reimburse the other expenses to the extent necessary to reduce the expense ratios of Class A, Class C, and Class I shares of Preferred and Income Fund to 1.50%, 2.25%, and 1.25%, respectively, and of Class A, Class C and Class I shares of Dynamic Asset Fund to 2.00%, 2.75%, and 1.75%, respectively. This waiver will continue in effect until January 28, 2029. The waiver may be terminated or modified prior to January 28, 2029 only with the approval of the Board of Trustees. The expense ratio for each class represents the ratio of the total annual operating expenses of the class (excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business)) to the average net assets of the class.

To the extent that the expense ratios of a Fund are less than the Fund’s applicable expense caps, the Advisor may recover a portion of the reimbursed amount for the Fund equal to the amount of the expense caps less the actual expense ratio for the Fund for up to three (3) years from the date the fee or expense was incurred during the expense cap term.

The following table presents amounts eligible for recovery at March 31, 2019:

Dynamic Asset Fund
For eligible expense reimbursements expiring:
September 30, 2019	$200,640
September 30, 2020	121,743
September 30, 2021	63,157
$385,540

During the six months ended, March 31, 2019, no fees were waived and/or reimbursed from the Advisor to the Preferred and Income Fund.

Sub-Advisory Agreements

The Preferred and Income Fund has retained Flaherty & Crumrine Incorporated (“Flaherty”) to serve as its investment sub-adviser. Dynamic Asset Fund has retained Wolverine Asset Management, LLC (“Wolverine”) to serve as its investment sub-adviser.

The Advisor has agreed to pay from its own assets an annualized sub-advisory fee to Flaherty an amount equal to one half of the net advisory fees collected by the Advisor, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor in respect of the Preferred and Income Fund.

The Advisor has agreed to pay from its own assets an annualized sub-advisory fee to Wolverine an amount equal to (a) 100% of the net advisory fees paid to the Advisor for its services to the Dynamic Asset Fund for the first $50 million of assets in the Fund; (b) 75% of the net advisory fees paid to the Advisor for its services to the Fund in excess of $50 million up to $150 million of assets in the Fund; and (c) 50% of the net advisory fees paid to the Advisor for its services to the Fund for assets in excess of $150 million. The fees paid to Wolverine by the Advisor shall be net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor in respect of the Dynamic Asset Fund.

Notes to the Financial Statements
March 31, 2019 (unaudited) (continued)

Administrator, Custodian and Accounting Agent

UMB Fund Services, Inc. (“UMBFS”) serves as each Fund’s Administrator and Accounting Agent pursuant to the Fund Administration and Accounting Agreements. UMB Bank, N.A. serves as each Fund’s Custodian.

Transfer Agent

UMBFS also serves as each Fund’s Transfer Agent.

5. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A and Class C shares have adopted a Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 1.00% of the average daily net assets of the Funds’ Class A and C shares, respectively. Payments are made to Destra Capital Investments LLC, the Funds’ distributor (the “Distributor”), which may make ongoing payments to financial intermediaries based on the value of each Fund’s shares held by such intermediaries’ customers.

6. FEDERAL INCOME TAX MATTERS

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for US federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund does not expect to be subject to US federal excise tax.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned and controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Dynamic Asset Fund’s investment company taxable income.

At September 30, 2018, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Preferred and Income Fund	Dynamic Asset Fund
Cost of investments	$215,603,220	$56,357,865

Gross unrealized appreciation	$ 5,097,140	$ 4,903,852
Gross unrealized depreciation	(3,202,097)	—

Net unrealized appreciation	$ 1,895,043	$ 4,903,852

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended September 30, 2018, permanent differences in book and tax accounting have been reclassified to Capital and Total distributable loss as follows:

	Capital	Total Distributable Earnings
Preferred and Income Fund	$—	$—
Dynamic Asset Fund	$(932,815)	$932,815

Notes to the Financial Statements
March 31, 2019 (unaudited) (continued)

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Preferred and Income Fund	Dynamic Asset Fund
Undistributed ordinary income	$ 563,446	$ 997,219

Undistributed long-term capital gains	1,679,183	3,452,830

Tax Accumulated earnings	2,242,629	4,450,049

Accumulated capital and other losses	—	—
Temporary Book/Tax Differences	966,217	15,922

Unrealized appreciation on investments	1,895,043	4,903,852

Total accumulated earnings	$5,103,889	$9,369,823

The tax character of distributions paid during the fiscal years ended September 30, 2018 and 2017 were as follows:

	Preferred and Income Fund	Preferred and Income Fund
	(FYE 2018)	(FYE 2017)
Distributions paid from:

Ordinary income	$11,246,382	$10,326,007

Net long term capital gains	1,418,978	—

Total distributions paid	$12,665,360	$10,326,007

	Dynamic Asset Fund	Dynamic Asset Fund
	(FYE 2018)	(FYE 2017)
Distributions paid from:

Ordinary income	$372,866	$1,415,806

Net long term capital gains	519,664	—

Total distributions paid	$892,530	$1,415,806

At September 30, 2018, the Fund had an accumulated capital loss carry forward as follows:

	Preferred and Income Fund	Dynamic Asset Fund
Short-term	$—	$—
Long-term	—	—

Total	$—	$—

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Notes to the Financial Statements
March 31, 2019 (unaudited) (continued)

7. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2019, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Preferred and Income Fund	$23,364,832	$27,413,075
Dynamic Asset Fund	90,159,050	94,819,287

8. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A shares are subject to an initial sales charge of up to 4.50% on purchases of less than $1,000,000. The Funds’ Class A, C, and I shares are purchased at prices per share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by the Funds or their authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of shares.

Redemption requests will be processed at the next net asset value per share calculated after a redemption request is accepted. Each Fund charges this fee in order to discourage short-term investors. The Funds retain this fee for the benefit of the remaining shareholders.

A contingent deferred sales charge of 1.00% applies on Class C shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors as described in the Funds’ Prospectus.

9. FINANCIAL DERIVATIVE INSTRUMENTS

Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Dynamic Asset Fund invested in derivatives futures contracts for the period ended March 31, 2019.

Futures Contracts

The Funds may invest in futures contracts (“futures”). Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract.

Upon entering into a futures contract, a Fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the fair value of open futures contracts. Changes in the fair value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

During the six months ended March 31, 2019 Dynamic Asset Fund utilized futures contracts to effect short exposure to emerging markets equity returns, currency returns and commodity returns. The open futures contracts at March 31, 2019, are listed in the Schedule of Investments. The variation margin receivable or payable, if applicable, is included in the Consolidated Statements of Assets and Liabilities.

At March 31, 2019, the fair value of derivatives instruments reflected on the Consolidated Statements of Assets and Liabilities was $(93,074), which includes cumulative appreciation/(depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only unsettled variation margin is reported within the Consolidated Statements of Assets and Liabilities.

Realized loss on derivative instruments reflected on the Consolidated Statements of Operations during the period ended March 31, 2019 was $(394,137).

Change in unrealized depreciation on derivative instruments reflected on the Consolidated Statements of Operations during the period ended March 31, 2019 was $(171,760).

For the six months ended March 31, 2019, the quarterly average notional volume of futures held by Dynamic Asset Fund was $11,346,103.

Notes to the Financial Statements
March 31, 2019 (unaudited) (continued)

10. PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Funds, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Funds or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Funds.

Credit and Counterparty Risk—Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Equity Securities Risk—Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Financial Services Companies Risk—The Preferred and Income Fund invests in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. These companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; and volatile interest rates.

Interest Rate Risk—If interest rates rise, in particular, if long-term interest rates rise, the prices of fixed-rate securities held by a Fund will fall.

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Funds invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Funds’ management will underperform the markets, the relevant indices or the securities selected by other Funds with similar investment objectives and investment strategies. This means you may lose money.

Non-Diversified Risk—Because the Dynamic Asset Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

11. Trustees

Effective April 1, 2019, the Destra Fund Complex will pay each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for his services in this capacity. The Destra Fund Complex consists of the Funds, the Destra Multi-Alternative Fund, the Destra International & Event-Driven Credit Fund, and the Destra Exchange-Traded Fund Trust, of which there is currently no active series. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year.

Prior to April 1, 2019, the Trust paid each Trustee $4,500 per series as annual compensation for serving as an Independent Trustee of the Trust and $500 per series for attendance at each Nominating and Governance Committee meeting and Audit Committee meeting. The Trust paid the Chairman of the Board an additional $3,000 per series per year for his services in that capacity.

12. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Effective September 30, 2018, management has evaluated the impact of applying this provision and determined that the early adoption of this ASU does not have a material impact on the financial statements.

13. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements were available for issuance and determined that there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

Additional Information
(unaudited)

Proxy Voting—Policies and procedures that the Funds use to determine how to vote proxies as well as information regarding how the Funds voted proxies for portfolio securities is available without charge and upon request by calling 844-9DESTRA (933-7872), or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings—The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Trust Information

Board of Trustees	Officers	Investment Advisor
John S. Emrich	Robert A. Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Chicago, IL
Jeffrey S. Murphy
Nicholas Dalmaso*	Jane Hong Shissler	Distributor
	Chief Compliance Officer and	Destra Capital Investments LLC
	Secretary	Chicago, IL

	Derek Mullins	Custodian
	Chief Financial Officer and	UMB Bank, N.A.
	Treasurer	Kansas City, MO

Administrator, Accounting Agent,
and Transfer Agent
UMB Fund Services, Inc. Milwaukee, WI.
* “Interested Person” of the Trust, as defined in the Investment Company Act of 1940, as amended.		Legal Counsel Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a), Section 302 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b), Section 906 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/10/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/10/2019

By (Signature and Title)	/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	6/10/2019